Goodwill, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill, net
Balance at beginning			¥ 31,188
Impairment loss	¥ 0		¥ (31,188)
Additions	454
Balance at ending	¥ 454	$ 66